Prepaid and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Accrued Expenses

As of December 31, 2021 and 2020, accrued expenses consisted of the following:

	As of December 31,
in USD ‘000	2021	2020
Accrued research and development expenses	10,123	7,662
Accrued compensation-related expenses	3,125	2,334
Accrued other expenses	535	252
Total accrued expenses	13,783	10,248